Morgan, Lewis & Bockius LLP	Morgan Lewis
600 Anton Blvd., Suite 1800	COUNSELORS AT LAW
Costa Mesa, CA 92626-7653
Tel: 714.830.0600
Fax: 714.830.0700
www.morganlewis.com

February 4, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Funds (File Nos. 333- 16093 and 811- 07923)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of City National Rochdale Funds (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Trust’s prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon effectiveness of Post-Effective Amendment No. 94 to the Fund’s Registration Statement on Form N1-A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-22-001241 January 28, 2022 and became effective on January 31, 2022.

Please contact me at (714) 830-0679 should you have any questions or comments relating to the filing.

Sincerely,

/s/ Laurie Dee

Laurie Dee